Shareholders’ Equity (Deficit) (Details) - Schedule of stock grant activity - Stock Grants [Member] - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Shareholders’ Equity (Deficit) (Details) - Schedule of stock grant activity [Line Items]
Nonvested awards outstanding at beginning of period, Shares	200,000	332,500
Weighted Average Grant Date Fair Value, Nonvested at beginning of period	$ 0.17	$ 0.17
Granted, Shares	1,496,861	791,965
Weighted Average Grant Date Fair Value, Granted	$ 0.21	$ 0.13
Vested, Shares	(1,337,311)	(836,965)
Weighted Average Grant Date Fair Value, Vested	$ (0.19)	$ (0.15)
Forfeited, Shares	(57,500)	(87,500)
Weighted Average Grant Date Fair Value, Forfeited	$ (0.16)	$ (0.06)
Nonvested awards outstanding at end of period, Shares	302,050	200,000
Weighted Average Grant Date Fair Value, Nonvested at end of period	$ 0.27	$ 0.17